Non-Controlling Interests	12 Months Ended
Sep. 30, 2023
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

NOTE 17. NON-CONTROLLING INTERESTS

Non-controlling interests consisted of the following:

	As of September 30,
	2022	2023
	HK$	HK$
Paid-in capital	743,572	—
Unappropriated retained earnings	832,362	—
	1,575,934	—

During the years ended September 30, 2021 and 2022, Fortune Jet declared dividends of HK$500,000 and HK$404,000, respectively, to its shareholders. Dividends of HK$50,000 and HK$40,400 for the years ended September 30, 2021 and 2022, respectively, represented the amount attributable to the 10% non-controlling interests of Fortune Jet.